Consolidated Balance Sheets		Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)
Current assets:
Cash		$ 15,614,207	$ 121,814,233	$ 11,686,838
Accounts receivable		254,874	1,988,403	5,180,709
Deferred initial public offering ("IPO") cost				1,870,775
Interest receivables		66,050	515,287
Deposits and prepayments		134,678	1,050,694	1,053,270
Other receivables - related parties		12,395	96,700
Tax recoverable		75,349	587,834
Total current assets		16,157,553	126,053,151	19,791,592
Non-current assets:
Property and equipment, net				62,683
Right-of-use assets		455,512	3,553,677	5,448,971
Long-term investment		1,858,617	14,500,000
Deferred tax assets				391,820
Total non-current assets		2,314,129	18,053,677	5,903,474
Total assets		18,471,682	144,106,828	25,695,066
Current liabilities:
Accruals and other payables		136,920	1,068,185	326,846
Other payables - related parties				10,903,300
Contract liabilities		391,467	3,054,032	3,250,604
Operating lease liabilities		244,149	1,904,725	1,812,018
Taxes payables				242,393
Total current liabilities		772,536	6,026,942	16,535,161
Non-current liabilities:
Operating lease liabilities		223,844	1,746,317	3,651,042
Total non-current liabilities		223,844	1,746,317	3,651,042
Total liabilities		996,380	7,773,259	20,186,203
Commitments and contingencies
SHAREHOLDERS’ EQUITY
Ordinary shares, US$0.0001 par value, 300,000,000 shares authorized, and 15,000,000 shares outstanding as of December 31, 2021 and 2022, respectively	[1]	2,029	15,826	11,700
Additional paid-in capital		17,773,871	138,662,858
Retained earnings (Accumulated loss)		(300,598)	(2,345,115)	5,497,163
Total shareholders' equity		17,475,302	136,333,569	5,508,863
Total liabilities and shareholders' equity		$ 18,471,682	$ 144,106,828	$ 25,695,066

[1]	Giving retroactive effect to the 150,000-for-1 share split effected on July 15, 2021.